VARIABLE INTEREST ENTITIES - Carrying Value of Non-consolidated VIEs and Maximum Exposure (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 17, 2024
Balance Sheet Exposure
Equity Investments		$ 11,358	$ 10,636
Off-balance sheet
Maximum exposure to loss		10,989	10,353
Payment to reduce company's funding commitment		1,051	4,683	$ 4,149
Bruce Power
Off-balance sheet
Off-balance Sheet potential exposure to guarantees		1,955	1,877
Coastal GasLink
Off-balance sheet
Off-balance Sheet potential exposure to guarantees		200	265
Coastal GasLink | Equity Contribution Agreement | Subordinated debt | Coastal GasLink
Off-balance sheet
Payment to reduce company's funding commitment	$ 65		3,137
Line of credit facility, outstanding amount					$ 3,147
Funding commitment	$ 163		228
Revolving credit facility, borrowing capacity			37
Other equity investments
Off-balance sheet
Off-balance Sheet potential exposure to guarantees		0	2
VIE, not primary beneficiary | Bruce Power
Balance Sheet Exposure
Equity Investments		7,780	7,043
VIE, not primary beneficiary | Coastal GasLink
Balance Sheet Exposure
Equity Investments		896	1,006
VIE, not primary beneficiary | Other equity investments
Balance Sheet Exposure
Equity Investments		$ 158	$ 160